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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 09,28,2012

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 440 S. LaSalle Street, 4th Floor
Chicago, IL 60605
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:9
Form SH Information Table Value Total:1593492

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
AMAZON COM INC          COM  023135 023135106       288        1124 SH          Sole                                1124
ISHARES INC             MSCI BRAZIL 464286400     15903      290416 SH          Sole                                290416
GOOGLE INC              CL A  38259 38259P508       490         649 SH          Sole                                649
INTEL CORP              COM         458140100       301       13081 SH          Sole                                13081
ORACLE CORP             COM  68389X 68389X105       387       12411 SH          Sole                                12411
QUALCOMM INC            COM         747525103       271        4276 SH          Sole                                4276
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104    298815     4320640 SH          Sole                                4320640
SPDR TR                 UNIT SER 1  78462F103   1276331     8819320 SH          Sole                                8819320
UNITED STATES OIL FUND  UNITS       91232N108       706       20670 SH          Sole                                20670